Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill [Abstract]
Goodwill

Note 8 Goodwill

A summary of the changes in carrying value of goodwill is as follows:

	March 31, 2023	December 31, 2022
Opening balance	61,994,758	62,387,725
Effect of exchange rate changes	78,675	(392,967)
Closing balance	62,073,433	61,994,758

10    Goodwill

	As of December 31,
	2022	2021
A summary of the changes in carrying value of goodwill is as follows:
Opening balance	62,387,725	6,352,720
Goodwill relating to acquisitions consummated during the period	—	56,423,109
Effect of exchange rate changes	(392,967)	(388,104)
Closing balance	61,994,758	62,387,725